Company Operations - Corporate events (Details) R$ / shares in Units, R$ in Thousands				1 Months Ended	12 Months Ended
	Nov. 29, 2018	Mar. 01, 2018 BRL (R$) installment	Sep. 29, 2017	Nov. 30, 2017	Dec. 31, 2018 BRL (R$)	Mar. 15, 2018 R$ / shares shares	Feb. 19, 2018 BRL (R$)	Jan. 19, 2018
Company Operations
Contingent consideration, restated at the Broad Consumer Price Index					R$ 40,000
Conversion ratio			1	1
Amount invested for the constitution of these subsidiaries					R$ 46,922
Fibria
Company Operations
Cash payable for each share | R$ / shares						R$ 52.50
Number of shares issuable for each common share | shares						0.4611
Period of early termination of the contract for the supply of short-fiber pulp after the date of completion of the transaction	4 months
Period of deadline for consummation of the transaction	45 days
Facepa
Company Operations
Percentage of total capital acquired		64.00%						92.80%
Total consideration		R$ 307,876
Cash transferred		267,876
Contingent consideration, restated at the Broad Consumer Price Index		R$ 40,000
Number of installments for which consideration to be paid | installment		2
Consideration to be paid, installment amount		R$ 20,000
Facepa | AGFA
Company Operations
Percentage of total capital acquired		28.80%
AGFA
Company Operations
Percentage of total capital acquired		100.00%
Net assets		R$ 589
PCH Mucuri
Company Operations
Percentage of total capital acquired							100.00%
Total consideration							R$ 48,028
Net assets							R$ 47,721